Note 16 - Revenues	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
16.	Revenues

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2015	2016	2017
Time charter revenues	68,834,267	83,211,819	97,195,215
Time charter revenues – related party	9,814,000	7,592,784	1,973,643
Bareboat revenues	32,977,819	29,422,512	27,647,268
Voyage charter revenues	26,421,003	23,210,618	26,924,708
Ballast bonus	300,000	50,000	160,000
Other income	3,214,382	2,284,418	1,426,387
Off-hire	(245,590)	(1,639,968)	(1,015,300)

Total	141,315,881	144,132,183	154,311,921